Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.49%
Advertising–1.08%
Trade Desk, Inc. (The), Class A(b)	38,818	$2,124,121
Aerospace & Defense–3.20%
Curtiss-Wright Corp.(c)	7,975	2,530,228
Howmet Aerospace, Inc.	29,194	3,787,338
		6,317,566
Apparel Retail–1.10%
Burlington Stores, Inc.(b)(c)	9,086	2,165,466
Apparel, Accessories & Luxury Goods–0.61%
Tapestry, Inc.	17,181	1,209,714
Application Software–4.46%
HubSpot, Inc.(b)	4,017	2,294,872
Informatica, Inc., Class A(b)(c)	86,259	1,505,219
Tyler Technologies, Inc.(b)	4,554	2,647,650
Unity Software, Inc.(b)(c)	119,176	2,334,658
		8,782,399
Asset Management & Custody Banks–1.12%
Blue Owl Capital, Inc.	109,751	2,199,410
Automotive Parts & Equipment–0.61%
Visteon Corp.(b)	15,456	1,199,695
Biotechnology–2.21%
Ascendis Pharma A/S, ADR (Denmark)(b)	12,134	1,891,205
Natera, Inc.(b)	15,269	2,159,190
Vaxcyte, Inc.(b)	7,978	301,249
		4,351,644
Building Products–1.55%
A.O. Smith Corp.(c)	17,467	1,141,643
Johnson Controls International PLC	23,892	1,913,988
		3,055,631
Cargo Ground Transportation–0.69%
Saia, Inc.(b)	3,873	1,353,342
Communications Equipment–1.31%
Motorola Solutions, Inc.	5,898	2,582,203
Construction & Engineering–0.74%
WillScot Holdings Corp.	52,188	1,450,826
Construction Machinery & Heavy Transportation Equipment– 1.35%
Allison Transmission Holdings, Inc.(c)	27,773	2,657,043
Consumer Finance–0.94%
Discover Financial Services	10,892	1,859,264
Consumer Staples Merchandise Retail–1.50%
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	25,912	2,956,559
Distillers & Vintners–0.66%
Constellation Brands, Inc., Class A(c)	7,140	1,310,333
Shares		Value
Diversified Financial Services–1.58%
Equitable Holdings, Inc.	59,754	$3,112,586
Electric Utilities–1.67%
PPL Corp.	91,268	3,295,687
Electrical Components & Equipment–3.48%
Hubbell, Inc.(c)	6,714	2,221,730
Regal Rexnord Corp.(c)	11,516	1,311,096
Rockwell Automation, Inc.	7,628	1,970,923
Vertiv Holdings Co., Class A	18,669	1,347,902
		6,851,651
Electronic Equipment & Instruments–0.98%
Keysight Technologies, Inc.(b)	12,836	1,922,448
Environmental & Facilities Services–1.01%
Casella Waste Systems, Inc., Class A(b)	17,922	1,998,482
Fertilizers & Agricultural Chemicals–1.31%
Corteva, Inc.	40,934	2,575,977
Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc.	9,790	2,215,379
Food Distributors–1.33%
Sysco Corp.	34,979	2,624,824
Footwear–0.63%
Deckers Outdoor Corp.(b)(c)	11,051	1,235,612
Health Care Distributors–1.35%
Cencora, Inc.	9,605	2,671,054
Health Care Equipment–1.16%
Zimmer Biomet Holdings, Inc.	20,137	2,279,106
Health Care Facilities–1.98%
Encompass Health Corp.(c)	20,601	2,086,469
Tenet Healthcare Corp.(b)	13,542	1,821,399
		3,907,868
Health Care REITs–0.78%
American Healthcare REIT, Inc.(c)	50,693	1,535,998
Health Care Supplies–0.97%
Cooper Cos., Inc. (The)(b)	22,779	1,921,409
Homebuilding–2.45%
D.R. Horton, Inc.	20,531	2,610,106
TopBuild Corp.(b)(c)	7,288	2,222,476
		4,832,582
Hotels, Resorts & Cruise Lines–3.16%
Royal Caribbean Cruises Ltd.	17,235	3,540,759
Wyndham Hotels & Resorts, Inc.(c)	29,726	2,690,500
		6,231,259
Human Resource & Employment Services–2.42%
Korn Ferry	37,026	2,511,474
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paylocity Holding Corp.(b)(c)	12,015	$2,250,890
		4,762,364
Independent Power Producers & Energy Traders–0.91%
Vistra Corp.	15,354	1,803,174
Industrial Machinery & Supplies & Components–2.34%
Lincoln Electric Holdings, Inc.(c)	10,954	2,072,059
Xylem, Inc.	21,299	2,544,378
		4,616,437
Industrial REITs–1.59%
First Industrial Realty Trust, Inc.	58,049	3,132,324
Insurance Brokers–1.29%
Arthur J. Gallagher & Co.(c)	7,381	2,548,216
Interactive Home Entertainment–1.52%
Electronic Arts, Inc.	20,670	2,987,228
Internet Services & Infrastructure–1.31%
MongoDB, Inc.(b)	6,319	1,108,353
Snowflake, Inc., Class A(b)	10,026	1,465,400
		2,573,753
Investment Banking & Brokerage–1.68%
Raymond James Financial, Inc.(c)	23,793	3,305,086
IT Consulting & Other Services–0.89%
Amdocs Ltd.(c)	19,103	1,747,925
Life Sciences Tools & Services–1.56%
Lonza Group AG (Switzerland)	2,866	1,770,528
Repligen Corp.(b)	10,310	1,311,844
		3,082,372
Managed Health Care–0.70%
HealthEquity, Inc.(b)	15,548	1,373,977
Metal, Glass & Plastic Containers–0.80%
Silgan Holdings, Inc.	31,047	1,587,123
Multi-Family Residential REITs–0.70%
Mid-America Apartment Communities, Inc.(c)	8,235	1,380,021
Multi-line Insurance–1.82%
American International Group, Inc.	41,189	3,580,972
Multi-Utilities–3.21%
Ameren Corp.	29,625	2,974,350
CMS Energy Corp.(c)	44,692	3,356,816
		6,331,166
Oil & Gas Exploration & Production–2.60%
Expand Energy Corp.	27,229	3,031,132
Permian Resources Corp.	151,352	2,096,225
		5,127,357
Oil & Gas Refining & Marketing–1.01%
Valero Energy Corp.(c)	15,086	1,992,408
Oil & Gas Storage & Transportation–1.75%
Cheniere Energy, Inc.	14,940	3,457,116
Shares		Value
Other Specialized REITs–1.22%
Lamar Advertising Co., Class A(c)	21,128	$2,403,944
Paper & Plastic Packaging Products & Materials–0.93%
Smurfit WestRock PLC	40,711	1,834,438
Personal Care Products–1.85%
BellRing Brands, Inc.(b)(c)	36,407	2,710,865
Estee Lauder Cos., Inc. (The), Class A(c)	14,191	936,606
		3,647,471
Property & Casualty Insurance–1.62%
Hartford Insurance Group, Inc. (The)	25,814	3,193,966
Regional Banks–3.90%
Citizens Financial Group, Inc.	45,915	1,881,137
M&T Bank Corp.	18,264	3,264,690
Wintrust Financial Corp.(c)	22,571	2,538,335
		7,684,162
Reinsurance–0.85%
Reinsurance Group of America, Inc.	8,560	1,685,464
Research & Consulting Services–1.65%
CACI International, Inc., Class A(b)(c)	3,101	1,137,819
TransUnion(c)	25,400	2,107,946
		3,245,765
Restaurants–1.88%
Domino’s Pizza, Inc.	3,820	1,755,099
Texas Roadhouse, Inc.(c)	11,713	1,951,737
		3,706,836
Retail REITs–1.31%
Kimco Realty Corp.(c)	122,032	2,591,960
Semiconductor Materials & Equipment–0.57%
MKS Instruments, Inc.(c)	14,094	1,129,634
Semiconductors–2.38%
Astera Labs, Inc.(b)(c)	20,576	1,227,770
Marvell Technology, Inc.	25,003	1,539,434
Microchip Technology, Inc.	39,814	1,927,396
		4,694,600
Single-Family Residential REITs–1.23%
American Homes 4 Rent, Class A(c)	64,005	2,420,029
Specialty Chemicals–1.72%
DuPont de Nemours, Inc.	20,696	1,545,578
International Flavors & Fragrances, Inc.	23,743	1,842,694
		3,388,272
Steel–0.96%
ATI, Inc.(b)(c)	36,419	1,894,881
Systems Software–0.71%
GitLab, Inc., Class A(b)(c)	29,636	1,392,892
Trading Companies & Distributors–0.52%
Air Lease Corp., Class A	21,286	1,028,327
Total Common Stocks & Other Equity Interests (Cost $155,317,155)		196,118,798
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	385,929	$385,929
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	716,686	716,686
Total Money Market Funds (Cost $1,102,615)		1,102,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $156,419,770)		197,221,413
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.28%
Invesco Private Government Fund, 4.34%(d)(e)(f)	10,005,292	10,005,292
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	26,010,223	$26,018,026
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,023,318)		36,023,318
TOTAL INVESTMENTS IN SECURITIES–118.33% (Cost $192,443,088)		233,244,731
OTHER ASSETS LESS LIABILITIES—(18.33)%		(36,125,924)
NET ASSETS–100.00%		$197,118,807
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$631,958	$3,414,615	$(3,660,644)	$-	$-	$385,929	$4,741
Invesco Treasury Portfolio, Institutional Class	1,173,576	6,341,428	(6,798,318)	-	-	716,686	8,733
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,820,599	31,493,157	(31,308,464)	-	-	10,005,292	120,159*
Invesco Private Prime Fund	25,593,248	72,459,375	(72,034,597)	-	-	26,018,026	311,373*
Total	$37,219,381	$113,708,575	$(113,802,023)	$-	$-	$37,125,933	$445,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$194,348,270	$1,770,528	$—	$196,118,798
Money Market Funds	1,102,615	36,023,318	—	37,125,933
Total Investments	$195,450,885	$37,793,846	$—	$233,244,731
Invesco V.I. Main Street Mid Cap Fund®